UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Inflation-Protected Bond Index Fund

September 30, 2017

ZXF-QTLY-1117
1.9881641.100

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$21,294	$19,904
0.75% 2/15/42	29,249	28,264
0.75% 2/15/45	36,383	34,711
0.875% 2/15/47	18,253	17,991
1% 2/15/46	26,860	27,254
1.375% 2/15/44	32,560	35,931
1.75% 1/15/28	24,537	27,474
2% 1/15/26	30,833	34,676
2.125% 2/15/40	13,590	17,105
2.125% 2/15/41	16,767	21,220
2.375% 1/15/25	41,556	47,475
2.375% 1/15/27	25,490	29,802
2.5% 1/15/29	23,943	28,908
3.375% 4/15/32	9,654	13,311
3.625% 4/15/28	21,188	27,747
3.875% 4/15/29	25,314	34,446
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	79,395	79,708
0.125% 4/15/20	79,442	79,835
0.125% 4/15/21	69,199	69,408
0.125% 1/15/22	63,810	64,023
0.125% 4/15/22	46,301	46,302
0.125% 7/15/22	65,997	66,327
0.125% 1/15/23	66,812	66,654
0.125% 7/15/24	64,947	64,300
0.125% 7/15/26	54,124	52,637
0.25% 1/15/25	65,110	64,464
0.375% 7/15/23	66,267	67,143
0.375% 7/15/25	65,030	65,039
0.375% 1/15/27	53,708	53,065
0.375% 7/15/27	37,026	36,665
0.625% 7/15/21	57,563	59,156
0.625% 1/15/24	66,093	67,496
0.625% 1/15/26	58,721	59,517
1.125% 1/15/21	54,831	57,008
1.25% 7/15/20	48,264	50,294
1.375% 1/15/20	30,563	31,661
1.875% 7/15/19	25,222	26,281
2.125% 1/15/19	22,803	23,522
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,688,454)		1,696,724
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 1.09%(a)
(Cost $118)	118	118
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,688,572)		1,696,842
NET OTHER ASSETS (LIABILITIES) - 0.3%		4,822
NET ASSETS - 100%		$1,701,664

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22
Total	$22

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,696,724	$--	$1,696,724	$--
Money Market Funds	118	118	--	--
Total Investments in Securities:	$1,696,842	$118	$1,696,724	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Inflation-Protected Bond Index Fund

September 30, 2017

PIB-QTLY-1117
1.939225.105

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$16,222,834	$15,163,865
0.75% 2/15/42	21,979,277	21,239,047
0.75% 2/15/45	27,282,979	26,029,541
0.875% 2/15/47	13,885,524	13,686,481
1% 2/15/46	20,040,913	20,334,954
1.375% 2/15/44	24,563,834	27,107,073
1.75% 1/15/28	18,559,660	20,780,545
2% 1/15/26	23,125,983	26,008,035
2.125% 2/15/40	9,822,519	12,362,361
2.125% 2/15/41	12,493,539	15,811,659
2.375% 1/15/25	31,747,363	36,269,144
2.375% 1/15/27	18,606,800	21,754,389
2.5% 1/15/29	17,973,009	21,700,188
3.375% 4/15/32	7,343,601	10,126,229
3.625% 4/15/28	15,683,882	20,538,657
3.875% 4/15/29	19,184,663	26,106,263
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	59,592,155	59,827,065
0.125% 4/15/20	59,640,066	59,935,504
0.125% 4/15/21	51,856,859	52,013,834
0.125% 1/15/22	47,865,912	48,025,574
0.125% 4/15/22	34,456,884	34,457,596
0.125% 7/15/22	49,501,648	49,749,877
0.125% 1/15/23	49,599,585	49,482,506
0.125% 7/15/24	48,232,155	47,751,490
0.125% 7/15/26	40,786,106	39,665,535
0.25% 1/15/25	48,352,863	47,873,420
0.375% 7/15/23	49,197,596	49,847,663
0.375% 7/15/25	48,293,913	48,300,303
0.375% 1/15/27	40,472,585	39,987,814
0.375% 7/15/27	27,405,897	27,139,090
0.625% 7/15/21	43,366,488	44,566,695
0.625% 1/15/24	49,083,193	50,125,032
0.625% 1/15/26	43,496,074	44,085,047
1.125% 1/15/21	40,853,936	42,475,424
1.25% 7/15/20	35,716,845	37,218,485
1.375% 1/15/20	23,241,813	24,076,252
1.875% 7/15/19	19,285,414	20,095,187
2.125% 1/15/19	16,867,083	17,399,115
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,263,349,656)		1,269,116,939
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 1.09% (a)
(Cost $800,442)	800,282	800,442
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,264,150,098)		1,269,917,381
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,632,843
NET ASSETS - 100%		$1,272,550,224

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,774
Total	$7,774

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,269,116,939	$--	$1,269,116,939	$--
Money Market Funds	800,442	800,442	--	--
Total Investments in Securities:	$1,269,917,381	$800,442	$1,269,116,939	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Inflation-Protected Bond Index Fund

September 30, 2017

SIB-S-QTLY-1117
1.899334.108

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$51,774,774	$58,227,151
2.375% 1/15/25	70,998,153	81,110,428
2.375% 1/15/27	41,687,778	48,739,822
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	132,693,983	133,217,056
0.125% 4/15/20	133,229,528	133,889,500
0.125% 4/15/21	115,469,276	115,818,810
0.125% 1/15/22	106,973,143	107,329,964
0.125% 4/15/22	76,725,525	76,727,110
0.125% 7/15/22	109,932,107	110,483,368
0.125% 1/15/23	110,441,531	110,180,836
0.125% 7/15/24	107,397,111	106,326,828
0.125% 7/15/26	90,818,248	88,323,076
0.25% 1/15/25	107,665,888	106,598,325
0.375% 7/15/23	109,547,012	110,994,500
0.375% 7/15/25	107,534,625	107,548,854
0.375% 1/15/27	90,120,132	89,040,694
0.375% 7/15/27	61,024,078	60,429,985
0.625% 7/15/21	96,932,446	99,615,141
0.625% 1/15/24	109,682,356	112,010,473
0.625% 1/15/26	97,225,125	98,541,633
1.125% 1/15/21	91,325,763	94,950,473
1.25% 7/15/20	79,528,655	82,872,271
1.375% 1/15/20	51,751,862	53,609,881
1.875% 7/15/19	42,672,790	44,464,572
2.125% 1/15/19	37,557,022	38,741,670
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $2,262,096,229)		2,269,792,421
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 1.09% (a)
(Cost $447,249)	447,160	447,249
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,262,543,478)		2,270,239,670
NET OTHER ASSETS (LIABILITIES) - 0.3%		6,121,993
NET ASSETS - 100%		$2,276,361,663

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,954
Total	$6,954

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,269,792,421	$--	$2,269,792,421	$--
Money Market Funds	447,249	447,249	--	--
Total Investments in Securities:	$2,270,239,670	$447,249	$2,269,792,421	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017